Non-current interest-bearing liabilities (Details) - Non-current interesting-bearing liabilities - SEK (kr) kr in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Opening balance	kr 189,164
News borrowings	236,584	kr 199,524
Transaction costs		(14,858)
Interest expense	2,393	2,145
Exchange difference on translation	9,251	2,353
Closing balance	kr 437,392	kr 189,164